[LOGO:  MANAGERS AMG FUNDS]

                       BURRIDGE GROWTH PARTNERS
                   DIVISION OF THE BURRIDGE GROUP LLC

                             BURRIDGE SMALL
                            CAP GROWTH FUND
                            ---------------

                          SEMI-ANNUAL REPORT
                           NOVEMBER 30, 2002

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                     BURRIDGE SMALL CAP GROWTH FUND
                          SEMI-ANNUAL REPORT
                          NOVEMBER 30, 2002
                              (unaudited)


                           TABLE OF CONTENTS

                                                              Begins
                                                              on Page
                                                              -------
LETTER TO SHAREHOLDERS                                           1
SUMMARY OF INDUSTRY WEIGHTINGS AND TOP TEN HOLDINGS              2
SCHEDULE OF PORTFOLIO INVESTMENTS                                3
  Detailed portfolio listing by security type and
  industry sector, as valued at November 30, 2002
FINANCIAL STATEMENTS:
 Statement of Assets and Liabilities                             6
  Fund balance sheet, net asset value (NAV) per share
  computation and cumulative undistributed amounts
 Statement of Operations                                         7
  Detail of sources of income, Fund expenses, and realized
  and unrealized gains (losses) during the period
 Statement of Changes in Net Assets                              8
  Detail of changes in Fund assets for the period
FINANCIAL HIGHLIGHTS                                             9
 Net asset value, total return, expense ratios,
 turnover ratio and net assets
NOTES TO FINANCIAL STATEMENTS                                    10
  Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates


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LETTER TO SHAREHOLDERS
---------------------------------------------------------------
Dear Fellow Shareholders,

Although the U.S. economy moved forward in 2002, it certainly did not seem to be a productive year, particularly because of the continued decline of the equity markets. While some financial market experts have labeled this a disconnection of the stock market from the economy, we believe that this is a result of the markets actually reconnecting with the realistic levels of economic growth, profitability and risk.

The transition from an extended and, at times, rapid economic expansion in the late 1990s to an uncertain and extremely sluggish economy initiated a domino run of events that is still playing out. The initial slowdown helped burst what was clearly a stock market bubble. Falling equity valuations at best raised the cost of capital for many cash-needy businesses, and, at worst, completely eliminated sources of capital. These increased stresses exposed the financial and managerial weaknesses of many corporations. The disclosures of accounting and corporate fraud that emanated from some of the largest and previously well-respected companies in our economy this past spring and summer were, we hope, a few of the final dominoes.
Separately but equally important, continued terrorist activity around the globe, the ongoing military conflict in Afghanistan and the heightened possibility of a military confrontation with Iraq has added uncertainty and, thus, risk to the market. The silver lining is that the current environment effectively acts to weed out excess competition and create a healthy foundation from which quality businesses can prosper. It is during these times that skilled portfolio managers can build portfolios that will reward us in the years to come.

While we are not pleased with the Fund's overall results since its inception on June 25, 2002, we are satisfied with its results given the difficult environment. Because it is the policy of the Fund to maintain a portfolio that is essentially fully invested in stocks, we must expect a certain amount of market risk. Burridge Small Cap Growth
Fund returned -5.90% for the period June 25, 2002 through November 30, 2002, while its primary benchmark, the Russell
2000 Index, returned -9.59% for the same period. Much of this relative outperformance was accomplished in the most recent two months as the market rallied in October and November. Thus, we are encouraged that the Fund is currently well positioned to prosper from an improving economy in 2003.

A detailed listing of the investment portfolio and the Fund's financial statements are included within this report. As always, we post any news or other pertinent information about all of our Funds as soon as applicable on our website at www.managersamg.com. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment.

Sincerely,

/s/ Peter M. Lebovitz
Peter M. Lebovitz
President
Managers AMG Funds

                              1
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                BURRIDGE SMALL CAP GROWTH FUND
                      November 30, 2002
---------------------------------------------------------------
SUMMARY OF INDUSTRY WEIGHTINGS (unaudited)
---------------------------------------------------------------

                                  PERCENTAGE OF       PERCENTAGE OF
MAJOR SECTORS                     NET ASSETS          RUSSELL 2000
------------------                -------------       -------------
Information Technology               29.4 %               19.7 %
Consumer Discretionary               16.0                 13.9
Health Care                          14.7                 12.7
Industrials                          12.1                 14.8
Financials                            6.3                 21.6
Telecommunication Services            5.2                  1.3
Energy                                5.1                  3.9
Consumer Staples                      3.6                  3.3
Materials                             3.5                  4.9
Utilities                             0.0                  3.7
Other                                 4.1                  0.2


---------------------------------------------------------------
TOP TEN HOLDINGS (unaudited)
---------------------------------------------------------------

                                            PERCENTAGE OF
SECURITY NAME                               NET ASSETS
------------------------------              -------------
Western Digital Corp.                           3.8 %
Omnivision Technologies, Inc.                   2.6
Possis Medical, Inc.                            2.5
White Electronic Designs Corp.                  2.5
IDX Systems Corp.                               2.4
Hutchinson Technology, Inc.                     2.3
Hyperion Solutions Corp.                        2.3
United Online, Inc.                             2.2
3TEC Energy Corp.                               2.2
Pinnacle Systems, Inc.                          2.1
                                               ------
Top Ten as a Group                             24.9 %
                                               ======

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--------------------------------------------------------------------------------
BURRIDGE SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
November 30, 2002 (unaudited)
--------------------------------------------------------------------------------
                                                SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 16.0%
Advanced Marketing Services, Inc.*                 748              $   11,669
AMC Entertainment, Inc.*                         2,558                  25,196
Brightpoint, Inc.*                               1,848                  11,495
CKE Restaurants, Inc.*                           3,330                  16,583
Consolidated Graphics, Inc.*                       630                  12,915
Dura Automotive Systems, Inc.*                   1,596                  15,433
Harris Interactive, Inc.*                        4,376                  15,053
Helen Of Troy, Ltd.*                             1,566                  15,911
Jakks Pacific, Inc.*                               954                  14,692
Kellwood Co.                                       580                  16,513
Keystone Automotive Industries, Inc.*            1,725                  27,238
PEP Boys-Manny Moe & Jack, The                   1,825                  20,075
Spanish Broadcasting System, Inc.*               1,573                  14,000
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY                                           216,773
                                                                    ------------
CONSUMER STAPLES - 3.6%
Elizabeth Arden, Inc.*                           1,445                  20,649
Fresh Del Monte Produce, Inc.*                     443                  10,145
Wild Oats Markets, Inc.*                         1,700                  18,156
                                                                    ------------
TOTAL CONSUMER STAPLES                                                  48,950
                                                                    ------------
ENERGY - 5.1%
3TEC Energy Corp.*                               2,138                  29,547
Gulf Island Fabrication, Inc.*                     785                  13,345
Tetra Technologies, Inc.*                        1,221                  25,824
                                                                    ------------
TOTAL ENERGY                                                            68,716
                                                                    ------------
FINANCIALS - 6.3%
Arch Capital Group, Ltd.                           670                  20,268
Commerce Group, Inc.                               405                  14,702
Erie Indemnity Co.                                 412                  16,023
Navigators Group, Inc.*                            542                  14,081
R&G Financial Corp.                                859                  19,628
                                                                    ------------
TOTAL FINANCIALS                                                        84,702
                                                                    ------------
HEALTH CARE - 14.7%
Advanced Neuromodulation Systems, Inc.*            275                   8,315
Bio-Reference Labs, Inc.*                        2,734                  16,841
Connetics Corp.*                                 1,619                  19,444
D&K Healthcare Resources, Inc.                     657                   6,025
IDX Systems Corp.*                               1,856                  32,035
LabOne, Inc.*                                      931                  16,879
Lexicon Genetics, Inc.*                          2,214                   8,854
Parexel International Corp.*                     1,680                  20,933
Per-Se Technologies, Inc.*                       1,275                  11,526
Possis Medical, Inc.*                            2,130                  34,463
Zoll Medical Corp.*                                649                  23,942
                                                                    ------------
TOTAL HEALTH CARE                                                      199,257
                                                                    ------------

The accompanying notes are an integral part of these financial statements.

                              3
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--------------------------------------------------------------------------------
BURRIDGE SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
--------------------------------------------------------------------------------
                                                SHARES              VALUE
--------------------------------------------------------------------------------
VALUE SHARES
INDUSTRIALS - 12.1%
Actuant Corp.*                                     359              $   15,504
Apogee Enterprises, Inc.                         1,283                  11,868
BE Aerospace, Inc.*                              1,543                   5,848
CDI Corp.*                                         460                  13,230
Corinthian Colleges, Inc.*                         446                  17,412
Dollar Thrifty Automotive Group, Inc.*             611                  12,880
Headwaters, Inc.*                                1,195                  19,144
Healthcare Services Group, Inc.*                 1,011                  12,263
ICT Group, Inc.*                                 1,161                  19,841
Keith Cos, Inc., The*                            1,015                  12,292
Labor Ready, Inc.*                               1,826                  13,019
Mesa Air Group, Inc.*                            1,742                  10,382
                                                                    ------------
TOTAL INDUSTRIALS                                                      163,683
                                                                    ------------
INFORMATION TECHNOLOGY - 29.4%
Activision, Inc.*                                  963                  20,801
Analogic Corp.                                     351                  15,781
Filenet Corp.*                                   1,161                  15,963
Gartner, Inc.*                                   1,741                  17,010
Hutchinson Technology, Inc.*                     1,161                  31,521
Hyperion Solutions Corp.*                        1,107                  30,852
LSI Industries, Inc.                             1,766                  18,614
NU Horizons Electronics Corp.*                   3,497                  24,864
Omnivision Technologies, Inc.*                   1,966                  35,170
Pinnacle Systems, Inc.*                          2,015                  28,472
SafeNet, Inc.*                                     700                  20,301
ScanSoft, Inc.*                                  3,185                  23,378
United Online, Inc.*                             1,871                  29,805
Western Digital Corp.*                           6,036                  51,004
White Electronic Designs Corp.*                  3,490                  33,923
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY                                           397,459
                                                                    ------------
MATERIALS - 3.5%
Gibraltar Steel Corp.                              580                  11,222
Imco Recycling, Inc.*                            1,672                  12,925
Material Sciences Corp.*                           993                  13,902
Oregon Steel Mills, Inc.*                        1,870                   8,789
                                                                    ------------
TOTAL MATERIALS                                                         46,838
                                                                    ------------
TELECOMMUNICATION SERVICES - 5.2%
Boston Communications Group, Inc.*               1,640                  22,254
Stratex Networks, Inc.*                          5,475                  22,119
WatchGuard Technologies, Inc.*                   3,925                  25,591
                                                                    ------------
TOTAL TELECOMMUNICATION SERVICES                                        69,964
                                                                    ------------
TOTAL COMMON STOCKS
 (cost $1,363,172)                                                   1,296,342
                                                                    ------------

The accompanying notes are an integral part of these financial statements.

                              4
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--------------------------------------------------------------------------------
BURRIDGE SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
--------------------------------------------------------------------------------
                                                SHARES              VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.4%
JPMorgan Prime Money Market Fund,
 Institutional Class Shares, 1.40%**
 (cost $99,875)                                 99,875              $   99,875
                                                                    ------------
TOTAL INVESTMENTS - 103.3%
  (cost $1,463,047)                                                  1,396,217
OTHER ASSETS, LESS LIABILITIES - (3.3)%                                (43,846)
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 1,352,371
                                                                    ============

Note: Based on the approximate cost of investments of $1,482,590 for Federal income tax purposes at November 30, 2002, the aggregate gross unrealized appreciation and depreciation were $164,047 and $250,420, respectively, resulting in net unrealized depreciation of investments of $86,373.

*     Non-income-producing securities.
** Yield shown for this investment company represents the November 30, 2002, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.


The accompanying notes are an integral part of these financial statements.

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                              5
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BURRIDGE SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2002 (unaudited)
----------------------------------------------------------------------------

ASSETS:
 Investments at value                                          $  1,396,217
 Receivable for investments sold                                     11,456
 Dividends, interest and other receivables                              292
 Receivable due from Investment Manager                               4,514
 Prepaid expenses                                                    14,827
                                                               -------------
  Total assets                                                    1,427,306
                                                               -------------
LIABILITIES:
 Payable for investments purchased                                   57,403
 Payable for Fund shares repurchased                                    100
 Accrued expenses:
  Professional fees                                                   5,847
  Other                                                              11,585
                                                               -------------
Total liabilities                                                    74,935
                                                               -------------
NET ASSETS                                                     $  1,352,371
                                                               =============
Shares outstanding                                                  143,706
                                                                  ==========
Net asset value, offering and redemption
  price per share                                                   $  9.41
                                                                  ==========
NET ASSETS REPRESENT:
Paid-in capital                                                $  1,518,020
Undistributed net investment loss                                    (5,617)
Accumulated net realized loss from investments                     (135,527)
Net unrealized depreciation of investments                          (24,505)
                                                               -------------
NET ASSETS                                                     $  1,352,371
                                                               =============
Investments at cost                                            $  1,420,723
                                                               =============

The accompanying notes are an integral part of these financial statements.

                              6
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
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BURRIDGE SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
For the period* ended November 30, 2002 (unaudited)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividend income                                               $     1,251
 Interest income                                                       471
 Securities lending fees                                                39
                                                               -------------
Total investment income                                              1,761
                                                               -------------
EXPENSES:
 Investment advisory and management fees                             4,952
 Transfer agent fees                                                 8,856
 Custodian fees                                                      6,350
 Professional fees                                                   6,000
 Registration fees                                                   3,827
 Distribution fees                                                   1,238
 Printing fees                                                         318
 Trustees fees                                                         157
 Miscellaneous                                                         453
                                                               -------------
  Total expenses before expense offsets                             32,151
Less: Expense reimbursement                                        (24,773)
                                                               -------------
Net expenses                                                         7,378
                                                               -------------
Net investment loss                                                 (5,617)
                                                               -------------
NET REALIZED AND UNREALIZED LOSS:
 Net realized loss on investments                                  (38,821)
 Net change in unrealized depreciation of investments             (121,212)
                                                               -------------
   Net realized and unrealized loss                               (160,033)
                                                               -------------
NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                     $  (165,650)
                                                               =============

* Commencement of operations was June 25, 2002

The accompanying notes are an integral part of these financial statements.


                              7
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BURRIDGE SMALL CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
For the period* ended November 30, 2002 (unaudited)
----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment loss                                           $    (5,617)
 Net realized loss on investments                                  (38,821)
 Net unrealized depreciation
  of investments                                                  (121,212)
                                                               -------------
    Net decrease in net assets
    resulting from operations                                     (165,650)
                                                               -------------
FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares                                1,067,040
 Purchase in-kind                                                  532,978
 Cost of shares repurchased                                        (81,997)
                                                               -------------
  Net increase from capital share
    transactions                                                 1,518,021
                                                               -------------
Total increase in net assets                                     1,352,371
                                                               -------------
NET ASSETS:
Beginning of period                                                    -
End of period                                                  $ 1,352,371
                                                               =============
End of period undistributed net investment income              $    (5,617)
                                                               =============
----------------------------------------------------------------------------
SHARE TRANSACTIONS:
 Sale of shares                                                    103,464
 Shares purchased in-kind                                           50,053
 Shares repurchased                                                 (9,811)
                                                               -------------
   Net increase in shares                                          143,706
                                                               =============
----------------------------------------------------------------------------
* Commencement of operations was June 25, 2002.

The accompanying notes are an integral part of these financial statements.

                              8
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BURRIDGE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period* ended
November 30, 2002 (unaudited)
---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   10.00
                                                          -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                                          (0.04)
 Net realized and unrealized loss on investments              (0.55)
                                                          -----------
Total from investment operations                              (0.59)
                                                          -----------
NET ASSET VALUE, END OF PERIOD                            $    9.41
                                                          ===========
---------------------------------------------------------------------
Total Return (a)                                          (5.90)% (b)
=====================================================================
Ratio of net expenses to average net assets                 1.49% (c)

Ratio of net investment loss to average net assets        (1.13)% (c)

Portfolio turnover                                            81% (b)

Net assets at end of period (000's omitted)                $1,352
=====================================================================
Expense Offsets (d)
-------------------
Ratio of total expenses to average net assets               6.49% (c)

Ratio of net investment loss to average net assets        (6.14)% (c)
=====================================================================

* Commencement of operations was June 25, 2002.

(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)


                              9
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BURRIDGE SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2002 (unaudited)
--------------------------------------------------------------
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, the
Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Burridge Small Cap Growth Fund (the "Fund").

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United
States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) VALUATION OF INVESTMENTS
Equity securities traded on a domestic securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees.

(b) SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) INVESTMENT INCOME AND EXPENSES
Dividend income is recorded on the ex-dividend date.
Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the funds in the Trust, and, in some cases, other affiliated funds based upon their relative average net assets or number of shareholders.

                              10
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--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------
The Fund has a "balance credit" arrangement with The Bank of New York (the Fund's custodian). This credit serves to reduce custody expenses that would otherwise be charged to the Fund. For the period from June 25, 2002 (commencement of operations) to November 30, 2002, the Fund's custodian expense was not reduced.

(d) DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income, if any, normally will be declared and paid annually in December.
Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) FEDERAL TAXES
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) CAPITAL STOCK
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with $0.001 par value per share. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares are based on the valuation of those securities in accordance with the Fund's policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At November 30, 2002, certain shareholders (including omnibus accounts) individually held greater than 10% of the outstanding shares of the Fund as follows: two accounts each own over 10% of the outstanding shares and together total 84% of the outstanding shares of the Fund at November 30, 2002.

(g) REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the

                              11
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--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------
Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Investment Management
Agreement under which The Managers Funds LLC (the
"Investment Manager"), a subsidiary of Affiliated Managers
Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund is distributed by Managers
Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Fund's investment portfolio is managed by Burridge Financial Management, L.P.
("Burridge"), which serves pursuant to a Sub-Advisory
Agreement by and between the Investment Manager and Burridge with respect to the Fund. AMG indirectly owns a majority interest in Burridge. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management
Agreement to pay an
annual management fee to the Investment Manager of 1.00% of the average daily net assets. The Investment Manager, in turn, pays Burridge 1.00% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment Management Agreement with the Fund, the
Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services.
Pursuant to a Reimbursement Agreement between the Investment Manager and Burridge, Burridge reimburses the
Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through at least October 1, 2003, to waive fees and pay or reimburse the Fund to the extent that the total operating expenses exceeds 1.49% of the Fund's average daily net assets. The
Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund's total operating expenses in any such year to exceed 1.49% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Burridge from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. For the period June 25, 2002 (commencement of operations) to November 30, 2002, the Investment Manager reimbursed the Fund $24,773.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements

                              12
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--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------
represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

(3) PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term securities, for the period ended November 30, 2002, for the Fund were $1,151,857 and $367,490, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

(4) PORTFOLIO SECURITIES LOANED
The Fund may participate in a securities lending program providing for the lending of equity, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by the custodian.
Earnings of such
temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates. At November 30, 2002, the Fund had no securities out on loan.

                              13
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INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISER
-----------
The Burridge Group LLC
333 West Wacker Drive
Chicago, Illinois 60606

CUSTODIAN
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286

LEGAL COUNSEL
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc.
Attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

TRUSTEES
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-
800-835-3879. Distributed by Managers Distributors, Inc., a NASD member.


                     www.managersamg.com
                    www.managersfunds.com

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